UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ABRAHAM FORTRESS FUND
(Class I: FORTX)
(Class K: FORKX)

SEMI-ANNUAL REPORT
December 31, 2023

Abraham Fortress Fund

A series of Investment Managers Series Trust II

Table of Contents

Letter to Shareholders	1
Consolidated Schedule of Investments	5
Consolidated Statement of Assets and Liabilities	16
Consolidated Statement of Operations	17
Consolidated Statements of Changes in Net Assets	18
Consolidated Financial Highlights	19
Notes to Consolidated Financial Statements	21
Supplemental Information	36
Expense Example	39

This report and the financial statements contained herein are provided for the general information of the shareholders of the Abraham Fortress Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.abrahamtrading.com

Salem Abraham, President	January 17, 2024
Abraham Trading Company
2nd & Main St, Canadian, TX 79014

Fellow Investors,

Throughout the last half of 2023, the Fortress Fund portfolio included approximately: 1) 50% Stock exposure, including 70% US, 30% Non-US,with a heavier weighting to US utilities. 2) 20% Fixed Income exposure,with an 8-year duration. 3) Diversifying Strategies with 30% cash exposure (about 40% notional exposure) and a 10% notional long allocation to gold futures. As a reminder to investors, the Fortress Fund portfolio includes some leverage,which is why the portfolio’s notional exposure totals more than 100%.

FORKX returned -2.51% in Q3 and +4.18% in Q4, finishing out the year at +10.57%. FORTX returned -2.51% in Q3 and +4.11% in Q4, ending the year at +10.50%. The Fortress Fund’s benchmark is a 70/30 Portfolio-70% MSCI ACWI Index and 30% Bloomberg US Aggregate Bond Index-which finished up 17.06% for 2023. Part of the Fortress Fund’s underperformance was due to its lighter weighting to equities. Of course, big upswings in equities can also be big downswings, which many investors experienced in 2022. That year, we outperformed the 70/30 by around 10%. Better downside risk management is critical for investors who value capital preservation and consistency, like retirement accounts or endowments. We believe that’s a tradeoff worth making, even if there are time periods in the short-term when our performance lags.

Fortress Fund Monthly1 and Annual Returns - as of 12/31/23, reflects Class K Share fees

	JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	YTD
2018	-	-	-	-	-	-	-0.05%	3.83%	2.10%	-4.44%	-0.17%	-3.34%	-2.30%
2019	1.72%	-0.44%	-0.01%	2.06%	-4.98%	3.68%	2.58%	-2.11%	2.16%	0.52%	2.68%	0.89%	8.76%
2020	2.40%	-1.91%	-1.20%	5.24%	1.77%	-0.79%	1.62%	0.72%	-1.88%	-1.96%	6.06%	2.98%	13.40%
2021	-3.50%	1.57%	2.00%	3.79%	1.80%	0.54%	2.00%	0.52%	-1.88%	1.90%	-1.08%	2.01%	9.87%
2022	-2.97%	0.00%	5.10%	-1.36%	-0.98%	-3.48%	3.09%	-2.79%	-4.21%	4.18%	0.93%	-3.23%	-6.10%
2023	3.64%	-2.08%	1.90%	1.54%	0.97%	2.68%	0.84%	-1.35%	-1.99%	-1.50%	3.15%	2.53%	10.57%

Performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate; therefore, you may have a gain or loss when you sell your shares. Current performance may be higher or lower than the performance data quoted. For the most recent month-end performance information, please visit our website at www.abrahamtrading.com. Performance figures include the reinvestment of all dividends and any capital gains distributions. All returns are net of expenses. An investment of this nature is subject to a risk of loss. The Gross Expense Ratio for Class K Shares is 1.31%, and the Net Expense Ratio is 0.65%. 1 Performance between 07/26/2018 and 10/13/2021 is from the Abraham Fortress Fund, LP, a Delaware Limited Partnership (the “Predecessor Fund”). Performance beginning on 10/14/2021 is for the Abraham Fortress Fund, an SEC-registered open-end mutual fund (the “Fund”). The Fund’s objectives, policies, guidelines, and restrictions are materially equivalent to those of the Predecessor Fund. The Fortress Fund, LP performance reflects proprietary performance from 07/26/2018 through 04/30/2021, when Salem Abraham’s proprietary investments represented over half of the fund’s assets.

The main disappointment in the fund was the Diversifying Strategies. Despite the underperformance in alternatives in 2023, we believe there are more opportunities for the space in the coming year. After a tumultuous 2023, the global environment and market landscape are drastically different compared to last January. US rate hikes are on pause,with some promise for rate cuts on the horizon as long as domestic inflation doesn’t remain stubbornly high. Global debt hit record highs, saddling countries with bigger deficits amid higher interest rates. Inflation in the developed world has more than halved since this time last year, but high rates won’t disappear immediately. The El Nino weather pattern will be another factor in the global environment, historically bringing more tropical storms, droughts, and storms. Other risks may include the spread of war in the Middle East, continued fallout from the Russia-Ukraine War, and the ever-growing threat of China invading Taiwan. In fact, more armed conflicts erupted around the world in the last two years than at any other time since the conclusion of World War II. In short, none of these events will improve market volatility, supply chain disruptions, trade wars, or currency stability.

In times of uncertainty, inflation, or war, alternative investments may be able to take advantage of market dislocation and crowd behavior. We think the Fortress Fund benefits from the nimbleness that alternatives can provide. Incorporating non-equity diversification can smooth out returns and hopefully minimize downside risks, ideally resulting in similar performance to a 70/30 Portfolio with less volatility for investors. We were pleased with that feature of the Fortress Fund in recent quarters. As of 12/29/2023, the 3-Month Volatility for FORKX was 6.20%, while a 70/30 Portfolio was 8.37%. The 1-Year Volatility for FORKX was 6.71%, while a 70/30 Portfolio was 8.46%. We believe the fund’s lower volatility can help investors preserve capital and minimize losses.

Commenting on stock market investors,Warren Buffett said,“..if they insist on trying to time their participation in equities, they should try to be fearful when others are greedy and greedy only when others are fearful.” The market enthusiasm at the conclusion of the year left us less excited about equities in 2024. However, we feel confident in the long-term benefits of smart diversification, especially in alternative investments.

As always, we appreciate your investment in the Fortress Fund. Our team invests alongside you. Since we’re all eating the same cooking, you can count on us to work diligently in the financial kitchen. Please give us a call if you have any questions, and best wishes for the year ahead.

Sincerely,

Salem Abraham, President

Past performance is not a guarantee of future results. Performance figures include the reinvestment of all dividends and any capital gains distributions.
All returns are net of expenses.

Fortress Fund Returns1 - reflects Class K Shares fees, as of 12/31/23

	QTD	YTD	1-Year	5-Year	Since Incept (07/26/18 to 12/31/23)
Fortress Class K	4.18%	10.57%	10.57%	7.05%	6.02%
70/30 Portfolio[2]	9.78%	17.06%	17.06%	8.71%	6.35%
MSCI ACWI[3]	11.03%	22.20%	22.20%	11.72%	8.16%
U.S. Aggr. Bond[4]	6.82%	5.53%	5.53%	1.10%	1.34%

Performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate; therefore, you may have a gain or loss when you sell your shares. Current performance may be higher or lower than the performance data quoted. For the most recent month-end performance information, please visit our website at www.abrahamtrading.com. Performance figures include the reinvestment of all dividends and any capital gains distributions. All returns are net of expenses unless otherwise noted. An investment of this nature is subject to a risk of loss.

Returns over one year are annualized. The Gross Expense Ratio of Class K Shares is 1.31%, and the Net Expense Ratio is 0.65%. The Fund has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.65% for K shares, effective until 10/31/33. ‘Performance between 7/26/2018 and 10/13/2021 is from the Abraham Fortress Fund, LP, a Delaware Limited Partnership (the “Predecessor Fund”). Performance beginning on 10/14/2021 is for the Abraham Fortress Fund, an SEC-registered open-end mutual fund (the “Fund”). The Fund’s objectives, policies, guidelines, and restrictions are materially equivalent to those of the Predecessor Fund. The Fortress Fund, LP performance reflects proprietary performance from 7/26/2018 through 04/30/2021, when Salem Abraham’s proprietary investments represented over half of the fund’s assets. 270/30 Portfolio uses 70% MSCI ACWI Index and 30% Bloomberg US Aggregate Bond Index, and its statistics used in the tables above reflect no deductions for fees, expenses, or taxes. 3MSCI ACWI is the MSCI ACWI Index (All Country World Index), a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Its statistics used in the tables above reflect no deductions for fees, expenses, or taxes. “US Aggregate Bond is the Bloomberg US Aggregate Bond Index, a broad-based flagship benchmark that measures the investment grade USD-denominated fixed-rate taxable bond market, and its statistics used in the tables above reflect no deductions for fees, expenses, or taxes.

Fortress Fund1 Volatility Comparisons - reflects Class K Shares fees

Volatility* (Standard Deviation)	Fortress Fund[1]	70/30 Portfolio[2]	MSCI ACWI Index[3]	U.S. Aggregate Bond Index[4]
1-Year (12/31/22 - 12/31/23)	6.71%	8.46%	11.07%	7.34%
Since Inception (07/26/2018 - 12/31/23)	8.85%	13.43%	17.81%	5.94%

The information provided in the table below reflects volatility statistics, not performance statistics of the fund and its benchmarks.

Performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate; therefore, you may have a gain or loss when you sell your shares. Current performance may be higher or lower than the performance data quoted. For the most recent month-end performance information, please visit our website at www.abrahamtrading.com. Performance figures include the reinvestment of all dividends and any capital gains distributions. All returns are net of expenses unless otherwise noted. An investments of this nature is subject to a risk of loss.

*Volatility is a statistical measure of the dispersion of returns for a given security or market index. 1-Year Volatility is annualized based on the last 255 trading days. Since Inception Volatility is annualized based on monthly returns.1 The Fortress Fund includes the performance of the Abraham Fortress Fund, LP (the “Predecessor Fund”) from 07/26/2018 to 10/13/2021, and the performance of the current Fortress mutual fund from 10/14/2021 to present. The Fortress Fund performance includes proprietary performance of the Predecessor Fund from 07/26/2018 to 4/30/2021, when Salem’s proprietary assets were 50% or more of the Predecessor Fund’s assets. 270/30 Portfolio uses 70% MSCI ACWI Index and 30% Bloomberg US Aggregate Bond Index, and its statistics used in the tables above reflect no deductions for fees, expenses, or taxes. 3MSCI ACWI is the MSCI ACWI Index (All Country World Index), a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Its statistics used in the tables above reflect no deductions for fees, expenses, or taxes.4 US Aggregate Bond Index is the Bloomberg US Aggregate Bond Index, a broad-based flagship benchmark that measures the investment grade USD-denominated fixed-rate taxable bond market, and its statistics used in the tables above reflect no deductions for fees, expenses, or taxes.

DEFINITIONS

Futures - Futures are derivative financial contracts that obligate parties to buy or sell an asset at a predetermined future date and price. The buyer must purchase or the seller must sell the underlying asset at the set price, regardless of the current market price at the expiration date. Underlying assets include physical commodities and financial instruments. Futures can be used for hedging or trade speculation.

Duration - Duration is a measurement in years that describes a bond’s interest rate risk and considers a bond’s maturity, yield, coupon, and call features.

RISKS OF INVESTING

The fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling (806) 323-8000, or visiting www.abrahamtrading.com. Read it carefully before investing.

Mutual fund investing involves risk; principal loss is possible. Investments in debt securities involve credit risk and typically decrease in value when interest rates rise. Investments in lower rated and non rated securities involve greater risk. Investments in foreign securities involve political, economic, and currency risks, greater volatility, and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Investing in derivatives could lose more than the amount invested. The Fund may use leverage which may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. The Fund invests in small and mid-cap companies, which involve additional risks such as limited liability and greater volatility than large-cap companies. Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of gold may fluctuate sharply over short periods of time, even during periods of rising prices. Diversification does not assure a profit nor protect against loss in a declining market. Full descriptions of risk factors can be found in the fund’s prospectus at this link.

Shares of the Fund are only offered by current prospectus and are intended solely for persons to whom shares of the US registered funds may be sold. This document shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of shares of the Fund in any jurisdiction in which such offer, solicitation, or sale would be unlawful. The SEC and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the accuracy or adequacy of this information. Any representation to the contrary is a criminal offense. There can be no assurance that the Fund will achieve its investment objectives. Before you decide to invest in the Fund, carefully consider these risk factors (described in the prospectus at this link),which may cause investors to lose money:

➢	Government-sponsored entities risk	➢	Cybersecurity risk
➢	Foreign sovereign risk	➢	Limited operating history
➢	Interest rate risk	➢	Asset segregation risk
➢	Market risk	➢	Subsidiary risk
➢	Equity risk	➢	Recent market events
➢	Fixed income securities risk	➢	Currency risk
➢	Indirect fees and expenses risk	➢	ETF risk
➢	Tax risk	➢	Gold risk
➢	Leveraging risk	➢	Government-sponsored entities risk
➢	Derivatives risk

The Abraham Fortress Fund is distributed by IMST Distributors, LLC, a FINRA/SIPC member. Abraham Trading, LP, is not affiliated with IMST Distributors, LLC. The information presented in these materials is for general information purposes only and does not constitute an offer, subscription, recommendation, or solicitation to invest in either the Abraham Fortress Fund, LP (“Predecessor Fund”) or the Abraham Fortress Fund mutual fund (the “Fund”). The information in this document should not be relied upon independent of the Abraham Fortress Fund prospectus, which has important information regarding the Fund. While the information given is believed to be complete and accurate, we cannot guarantee their completeness or accuracy. As a term and condition of your use of this report, you expressly hold harmless and waive any claim you have or may have as a result of any of the information and statistics in this report provided by third parties being incomplete or inaccurate. The information may not in all cases be current, and it is subject to continuous change. Accordingly, you should not rely on any of the information contained in these materials as authoritative or a substitute for the exercise of your own skill and judgment in making any investment or other decision.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 27.7%[1]
	COMMUNICATIONS — 2.7%
5,440	Alphabet, Inc. - Class A*	$759,914
2,912	AT&T, Inc.	48,863
17	Booking Holdings, Inc.*	60,303
83	Charter Communications, Inc. - Class A*	32,260
1,863	Comcast Corp. - Class A	81,693
1,134	Meta Platforms, Inc. - Class A*	401,391
181	Netflix, Inc.*	88,125
509	T-Mobile US, Inc.	81,608
1,712	Verizon Communications, Inc.	64,542
741	Walt Disney Co.	66,905
704	Warner Bros Discovery, Inc.*	8,011
		1,693,615
	CONSUMER DISCRETIONARY — 2.5%
4,140	Amazon.com, Inc.*	629,032
110	Aptiv PLC*[2]	9,869
8	AutoZone, Inc.*	20,685
11	Chipotle Mexican Grill, Inc.*	25,157
255	eBay, Inc.	11,123
1,629	Ford Motor Co.	19,857
592	General Motors Co.	21,265
426	Home Depot, Inc.	147,630
275	Lowe’s Cos., Inc.	61,201
133	Marriott International, Inc. - Class A	29,993
305	McDonald’s Corp.	90,435
645	NIKE, Inc. - Class B	70,028
27	O’Reilly Automotive, Inc.*	25,652
478	Starbucks Corp.	45,893
1,169	Tesla, Inc.*	290,473
486	TJX Cos., Inc.	45,592
		1,543,885
	CONSUMER STAPLES — 1.5%
749	Altria Group, Inc.	30,214
1,761	Coca-Cola Co.	103,776
344	Colgate-Palmolive Co.	27,420
77	Constellation Brands, Inc. - Class A	18,615
181	Costco Wholesale Corp.	119,474
94	Dollar General Corp.	12,779
147	Estee Lauder Cos., Inc. - Class A	21,499
137	Kimberly-Clark Corp.	16,647
499	Kraft Heinz Co.	18,453
569	Mondelez International, Inc. - Class A	41,213

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	CONSUMER STAPLES (Continued)
432	Monster Beverage Corp.*	$24,887
564	PepsiCo, Inc.	95,790
635	Philip Morris International, Inc.	59,741
987	Procter & Gamble Co.	144,635
195	Target Corp.	27,772
352	Walgreens Boots Alliance, Inc.	9,191
1,131	Walmart, Inc.	178,302
		950,408
	ENERGY — 0.7%
786	Chevron Corp.	117,240
538	ConocoPhillips	62,445
239	EOG Resources, Inc.	28,907
1,746	Exxon Mobil Corp.	174,565
100	Pioneer Natural Resources Co.	22,488
572	Schlumberger N.V.[2]	29,767
		435,412
	FINANCIALS — 2.3%
316	American Express Co.	59,199
339	American International Group, Inc.	22,967
90	Aon PLC - Class A2	26,192
3,337	Bank of America Corp.	112,357
337	Bank of New York Mellon Corp.	17,541
913	Berkshire Hathaway, Inc. - Class B*	325,631
62	BlackRock, Inc.	50,332
174	Capital One Financial Corp.	22,815
771	Charles Schwab Corp.	53,045
176	Chubb Ltd.[2]	39,776
809	Citigroup, Inc.	41,615
147	CME Group, Inc.	30,958
142	Goldman Sachs Group, Inc.	54,779
230	Intercontinental Exchange, Inc.	29,539
1,205	JPMorgan Chase & Co.	204,970
206	Marsh & McLennan Cos., Inc.	39,031
343	MetLife, Inc.	22,683
732	Morgan Stanley	68,259
172	PNC Financial Services Group, Inc.	26,634
238	Progressive Corp.	37,909
92	T. Rowe Price Group, Inc.	9,907
544	Truist Financial Corp.	20,084
605	U.S. Bancorp	26,184

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	FINANCIALS (Continued)
1,626	Wells Fargo & Co.	$80,032
		1,422,439
	HEALTH CARE — 3.2%
721	Abbott Laboratories	79,360
721	AbbVie, Inc.	111,733
123	Agilent Technologies, Inc.	17,101
32	Align Technology, Inc.*	8,768
230	Amgen, Inc.	66,245
204	Baxter International, Inc.	7,887
116	Becton Dickinson & Co.	28,284
581	Boston Scientific Corp.*	33,588
905	Bristol-Myers Squibb Co.	46,436
238	Centene Corp.*	17,662
135	Cigna Group	40,426
538	CVS Health Corp.	42,480
291	Danaher Corp.	67,320
160	Dexcom, Inc.*	19,854
255	Edwards Lifesciences Corp.*	19,444
99	Elevance Health, Inc.	46,684
390	Eli Lilly & Co.	227,339
23	Embecta Corp.	435
149	GE HealthCare Technologies, Inc.	11,521
511	Gilead Sciences, Inc.	41,396
127	HCA Healthcare, Inc.	34,376
52	Humana, Inc.	23,806
35	IDEXX Laboratories, Inc.*	19,427
64	Illumina, Inc.*	8,911
146	Intuitive Surgical, Inc.*	49,255
78	IQVIA Holdings, Inc.*	18,048
1,073	Johnson & Johnson	168,182
548	Medtronic PLC[2]	45,144
1,030	Merck & Co., Inc.	112,291
165	Moderna, Inc.*	16,409
2,288	Pfizer, Inc.	65,872
44	Regeneron Pharmaceuticals, Inc.*	38,645
154	Stryker Corp.	46,117
161	Thermo Fisher Scientific, Inc.	85,457
384	UnitedHealth Group, Inc.	202,164
104	Vertex Pharmaceuticals, Inc.*	42,317
193	Zoetis, Inc.	38,092
		1,948,476

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	INDUSTRIALS — 1.6%
235	3M Co.	$25,690
244	Amphenol Corp. - Class A	24,188
240	Boeing Co.*	62,558
353	Carrier Global Corp.	20,280
221	Caterpillar, Inc.	65,343
42	Cintas Corp.	25,312
904	CSX Corp.	31,342
125	Deere & Co.	49,984
163	Eaton Corp. PLC[2]	39,254
243	Emerson Electric Co.	23,651
108	FedEx Corp.	27,321
114	General Dynamics Corp.	29,602
448	General Electric Co.	57,178
281	Honeywell International, Inc.	58,929
128	Illinois Tool Works, Inc.	33,528
287	Johnson Controls International plc[2]	16,543
80	L3Harris Technologies, Inc.	16,850
112	Lockheed Martin Corp.	50,763
99	Norfolk Southern Corp.	23,402
65	Northrop Grumman Corp.	30,429
47	Old Dominion Freight Line, Inc.	19,051
129	Republic Services, Inc.	21,273
610	RTX Corp.	51,325
133	TE Connectivity Ltd.[2]	18,687
97	Trane Technologies PLC[2]	23,658
262	Union Pacific Corp.	64,352
354	United Parcel Service, Inc. - Class B	55,659
97	Veralto Corp.	7,979
171	Waste Management, Inc.	30,626
		1,004,757
	MATERIALS — 0.4%
90	Air Products and Chemicals, Inc.	24,642
211	DuPont de Nemours, Inc.	16,232
117	Ecolab, Inc.	23,207
599	Freeport-McMoRan, Inc.	25,499
208	Linde PLC[2]	85,428
325	Newmont Corp.	13,452
107	Sherwin-Williams Co.	33,373
		221,833
	REAL ESTATE — 0.3%
186	American Tower Corp. - REIT	40,154

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	REAL ESTATE (Continued)
176	Crown Castle, Inc. - REIT	$20,273
119	Digital Realty Trust, Inc. - REIT	16,015
37	Equinix, Inc. - REIT	29,799
302	Prologis, Inc. - REIT	40,257
71	Public Storage - REIT	21,655
134	Simon Property Group, Inc. - REIT	19,114
		187,267
	TECHNOLOGY — 8.5%
269	Accenture PLC - Class A2	94,395
194	Adobe, Inc.*	115,740
666	Advanced Micro Devices, Inc.*	98,175
214	Analog Devices, Inc.	42,492
6,739	Apple, Inc.	1,297,460
362	Applied Materials, Inc.	58,669
125	Arista Networks, Inc.*	29,439
90	Autodesk, Inc.*	21,913
172	Automatic Data Processing, Inc.	40,071
168	Broadcom, Inc.	187,530
113	Cadence Design Systems, Inc.*	30,778
1,720	Cisco Systems, Inc.	86,894
214	Cognizant Technology Solutions Corp. - Class A	16,163
248	Fidelity National Information Services, Inc.	14,897
269	Fiserv, Inc.*	35,734
335	Fortinet, Inc.*	19,608
1,658	Intel Corp.	83,315
366	International Business Machines Corp.	59,859
115	Intuit, Inc.	71,879
62	KLA Corp.	36,041
57	Lam Research Corp.	44,646
401	Mastercard, Inc. - Class A	171,031
226	Microchip Technology, Inc.	20,381
457	Micron Technology, Inc.	39,000
3,061	Microsoft Corp.	1,151,059
76	Moody’s Corp.	29,683
69	Motorola Solutions, Inc.	21,603
34	MSCI, Inc.	19,232
1,019	NVIDIA Corp.	504,629
108	NXP Semiconductors N.V.[2]	24,805
1,089	Oracle Corp.	114,813
147	Paychex, Inc.	17,509
479	PayPal Holdings, Inc.*	29,415
457	QUALCOMM, Inc.	66,096

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	TECHNOLOGY (Continued)
43	Roper Technologies, Inc.	$23,442
144	S&P Global, Inc.	63,435
402	Salesforce, Inc.*	105,782
81	ServiceNow, Inc.*	57,226
63	Synopsys, Inc.*	32,439
377	Texas Instruments, Inc.	64,263
888	Visa, Inc. - Class A	231,191
		5,272,732
	UTILITIES — 4.0%
2,283	Alliant Energy Corp.	117,118
1,565	Ameren Corp.	113,212
1,775	American Electric Power Co., Inc.	144,166
745	American Water Works Co., Inc.	98,333
1,315	Atmos Energy Corp.	152,408
2,144	CMS Energy Corp.	124,502
1,628	Consolidated Edison, Inc.	148,099
962	Constellation Energy Corp.	112,448
330	Dominion Energy, Inc.	15,510
1,158	DTE Energy Co.	127,681
314	Duke Energy Corp.	30,471
1,236	Entergy Corp.	125,071
2,031	Evergy, Inc.	106,018
1,522	Eversource Energy	93,938
2,888	Exelon Corp.	103,679
3,369	FirstEnergy Corp.	123,508
800	NextEra Energy, Inc.	48,592
4,624	PPL Corp.	125,310
2,100	Public Service Enterprise Group, Inc.	128,415
2,471	Southern Co.	173,267
1,438	WEC Energy Group, Inc.	121,036
2,043	Xcel Energy, Inc.	126,482
		2,459,264
	TOTAL COMMON STOCKS
	(Cost $16,805,230)	17,140,088

Principal Amount
	U.S. TREASURY BILLS — 55.3%
	United States Treasury Bill
$900,000	5.129%, 1/4/2024[3,4]	899,738
2,050,000	5.112%, 1/11/2024[3,4,5]	2,047,321
600,000	5.200%, 1/16/2024[4]	598,773
1,650,000	5.118% 1/25/2024[3,4,5]	1,644,441

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS (Continued)
$10,600,000	5.255%, 2/29/2024[3,4,5]	$10,510,101
6,500,000	5.285%, 3/14/2024[4]	6,432,550
12,300,000	5.259%, 4/25/2024[3,4,5]	12,098,489
	TOTAL U.S. TREASURY BILLS
	(Cost $34,222,196)	34,231,413
	U.S. TREASURY NOTES — 20.1%
	United States Treasury Note
3,650,000	1.625%, 5/15/2031	3,136,292
3,750,000	1.375%, 11/15/2031	3,119,092
3,300,000	2.875%, 5/15/2032	3,063,585
3,100,000	4.125%, 11/15/2032	3,157,034
	TOTAL U.S. TREASURY NOTES
	(Cost $12,458,053)	12,476,003
	SHORT-TERM INVESTMENTS — 0.0%
10	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[3,5,6]	10
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10)	10
	TOTAL INVESTMENTS — 103.1%
	(Cost $63,485,489)	63,847,514
	Liabilities in Excess of Other Assets — (3.1)%	(1,896,803)
	TOTAL NET ASSETS — 100.0%	$61,950,711

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	See additional notional stock exposure value via stock index futures on page 12.
[2]	Foreign security denominated in U.S. dollars.
[3]	All or a portion of this security is segregated as collateral for derivatives. The market value of the securities pledged as collateral was $17,160,897, which represents 27.70% of total net assets of the Fund.
[4]	The rate is the effective yield as of December 31, 2023.
[5]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.
[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2023	Unrealized Appreciation (Depreciation)
Commodity Futures
CMX Gold [1]	February 2024	31	$6,188,021	$6,422,580	$234,559
NYMEX WTI Crude Oil [1]	March 2024	33	2,342,186	2,370,720	28,534

Index Futures
CME E-mini S&P 500	March 2024	23	5,337,219	5,543,000	205,781
NYF MSCI EAFE Index	March 2024	75	8,126,867	8,446,500	319,633
Total Long Contracts			$21,994,293	$22,782,800	$788,507

[1]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS -Continued

As of December 31, 2023 (Unaudited)

SWAP CONTRACTS

(OTC) TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Pay/Receive Frequency	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	Abraham Fortress dbSelect Index[2]	Receive	0.44% of Notional Value	Monthly	June 13, 2024	$32,955,344	(3,157,586)
TOTAL SWAP CONTRACTS							$(3,157,586)

[1]	Financing rate is based upon notional trading amounts at period end.
[2]	This investment is a holding of the Abraham Fortress Fund, Ltd. and is comprised of a proprietary basket of alternative programs investing in various futures contracts and forward foreign currency exchange contracts.

Total Return Swap Top Holdings^

FUTURES CONTRACTS

Description	Expiration Date	Number of Long Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap’s Unrealized Appreciation (Depreciation)
LIF 3 month Euro (EURIBOR)	September 2024	16	$4,386,597	$11,981	-2.61%
IFLL 3 Month SONIA Index	March 2025	8	2,502,839	15,145	-3.30%
CME Live Cattle Future	June 2024	35	2,379,445	(137,103)	29.86%
NYB Sugar No.11 Future	April 2024	95	2,187,015	(278,583)	60.68%
IFLL 3 Month SONIA Index	June 2024	7	1,979,479	605	-0.13%
NYM Light Sweet Crude Oil (WTI) Future	May 2024	24	1,738,022	(56,928)	12.40%
ICE Brent Crude Monthly Future	April 2024	20	1,517,224	(62,532)	13.62%
NYB Coffee C Future	May 2024	21	1,471,320	64,040	-13.95%
CME SOFR 3month	June 2024	6	1,391,175	277	-0.06%
CBT Soybean Oil Future	May 2024	42	1,210,813	(56,498)	12.31%
LIF 3 month Euro (EURIBOR)	June 2024	4	1,199,273	826	-0.18%
LIF 3 month Euro (EURIBOR)	December 2024	4	1,193,193	2,411	-0.53%
IFLL 3 Month SONIA Index	December 2024	4	1,140,608	4,571	-1.00%
EUX DAX Index Future	March 2024	2	1,115,403	(6,397)	1.39%
LIF 3 month Euro (EURIBOR)	December 2025	4	1,106,182	1,309	-0.29%
IFLL 3 Month SONIA Index	December 2025	4	1,100,302	5,187	-1.13%
EUX Euro-BUND	March 2024	7	1,074,424	8,503	-1.85%
CME E-Mini Nasdaq-100	March 2024	3	997,662	26,766	-5.83%
OSE 10 year Japanese Government Bond	March 2024	1	972,918	5,190	-1.13%
CME SOFR 3month	September 2027	4	958,941	833	-0.18%
EUX 2 year Euro-Schatz	March 2024	8	917,843	1,270	-0.28%
CME SOFR 3month	September 2026	4	876,343	705	-0.15%
NYB Cotton No.2 Future	May 2024	21	854,291	20,499	-4.46%
LIF 3 month Euro (EURIBOR)	June 2026	3	840,609	831	-0.18%
LIF Long Gilt Future	March 2024	6	839,485	13,095	-2.85%
CBT Soybean Oil Future	July 2024	29	837,476	(32,896)	7.17%
CME SOFR 3month	June 2026	3	834,744	994	-0.22%
SFE 90 Day Bank Accepted Bill Future	September 2024	4	691,384	566	-0.12%
CME SOFR 3month	December 2025	3	676,229	1,378	-0.30%
IFLL 3 Month SONIA Index	December 2026	2	674,580	2,443	-0.53%
LIF 3 month Euro (EURIBOR)	December 2026	2	638,308	613	-0.13%
LIF 3 month Euro (EURIBOR)	June 2025	2	607,640	988	-0.22%
LIF 3 month Euro (EURIBOR)	March 2026	2	607,550	547	-0.12%
EUX EURO STOXX 50 Index Future	March 2024	12	593,341	(3,398)	0.74%
CME E-Mini S&P 500	March 2024	2	551,119	9,963	-2.17%
CME SOFR 3month	March 2026	2	541,895	915	-0.20%
CME SOFR 3month	December 2026	2	528,782	(11)	0.00%
KOFEX 3 Year Korean Treasury Bond Future	March 2024	6	507,629	2,158	-0.47%
EUX Euro-BOBL	March 2024	4	489,214	1,919	-0.42%
LIF 3 month Euro (EURIBOR)	September 2025	2	467,769	738	-0.16%
CMX Gold	February 2024	2	466,143	7,781	-1.69%
KCB Hard Red Winter Wheat Future	May 2024	14	450,998	4,891	-1.07%
EUX 10 year Italian Bond	March 2024	3	447,288	12,222	-2.66%
EUX 3 year Italian Bond Future	March 2024	4	446,830	1,182	-0.26%
SGX FTSE Taiwan Index Future	January 2024	7	437,077	4,776	-1.04%
IFLL 3 Month SONIA Index	March 2026	1	426,572	1,797	-0.39%
EUX Euro-OAT Future	March 2024	3	426,246	905	-0.20%
IFLL 3 Month SONIA Index	September 2026	1	425,777	1,101	-0.24%
IFLL 3 Month SONIA Index	June 2026	1	425,738	1,729	-0.38%
CMX Gold	April 2024	2	423,949	9,817	-2.14%
NYM NY Harbour ULSD Future	February 2024	4	421,168	(30,019)	6.54%
CMX Gold	June 2024	2	413,652	(205)	0.04%
CME Lean Hog Future	April 2024	14	406,613	(21,908)	4.77%
KCB Hard Red Winter Wheat Future	March 2024	12	391,241	(13,712)	2.99%

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS -Continued

As of December 31, 2023 (Unaudited)

FUTURES CONTRACTS

Description	Expiration Date	Number of Long Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap’s Unrealized Appreciation (Depreciation)
LIF 3 month Euro (EURIBOR)	March 2025	1	372,926	557	-0.12%
IFLL 3 Month SONIA Index	September 2025	1	371,852	1,655	-0.36%
IFLL 3 Month SONIA Index	June 2025	1	371,149	1,767	-0.38%
EOP CAC 40	January 2024	4	370,776	(1,814)	0.40%
SGX Nikkei 225 Index	March 2024	3	366,115	2,768	-0.60%
SFE SPI 200 Index	March 2024	3	356,936	6,445	-1.40%
OSE TOPIX Future	March 2024	2	352,909	1,471	-0.32%
SGX Mini Japanese Goverment Bond Future	March 2024	3	334,313	1,631	-0.36%
			54,105,334	(432,243)

Description	Expiration Date	Number of Short Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap’s Unrealized Appreciation (Depreciation)
CME EUR/USD	March 2024	(41)	$(5,730,689)	$(128,173)	27.92%
CME AUD/USD	March 2024	(72)	(4,943,792)	(153,480)	33.43%
CME SOFR 3month	December 2024	(11)	(2,683,715)	(12,283)	2.68%
NYM Light Sweet Crude Oil (WTI) Future	January 2024	(34)	(2,475,332)	(31,551)	6.87%
NYB Sugar No.11 Future	February 2024	(95)	(2,230,935)	355,176	-77.36%
CME JPY/USD	March 2024	(25)	(2,210,976)	(28,608)	6.23%
CBT Soybean Oil Future	March 2024	(68)	(1,944,637)	102,752	-22.38%
CME Live Cattle Future	February 2024	(22)	(1,465,503)	(44,992)	9.80%
ICE Brent Crude Monthly Future	January 2024	(17)	(1,315,689)	48,070	-10.47%
MGE Hard Red Spring Wheat Future	March 2024	(36)	(1,299,630)	28,706	-6.25%
CME Live Cattle Future	April 2024	(17)	(1,185,671)	(2,627)	0.57%
NYB Cotton No.2 Future	March 2024	(29)	(1,156,473)	(21,547)	4.69%
NYM Light Sweet Crude Oil (WTI) Future	February 2024	(16)	(1,132,689)	(20,312)	4.42%
NYB Coffee C Future	March 2024	(15)	(1,065,623)	(42,230)	9.20%
CME GBP/USD	March 2024	(12)	(941,173)	(9,595)	2.09%
CME Lean Hog Future	February 2024	(21)	(559,933)	2,108	-0.46%
CME CHF/USD	March 2024	(4)	(557,905)	(20,779)	4.53%
CME CME E-Mini Russell 2000 Index	March 2024	(5)	(525,139)	(23,225)	5.06%
CBT 10 year US Treasury Notes	March 2024	(4)	(404,249)	(11,883)	2.59%
HKG Hang Seng Index	January 2024	(4)	(402,590)	(8,401)	1.83%
CMX Copper Future	May 2024	(4)	(355,834)	(14,710)	3.20%
MGE Hard Red Spring Wheat Future	May 2024	(9)	(337,686)	5,990	-1.30%
			(34,925,863)	(31,594)

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)	In Exchange For	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap’s Unrealized Appreciation (Depreciation)
3/20/2024	Deutsche Bank	484,449 CAD	(366,705) USD	895	-0.19%
3/20/2024	Deutsche Bank	455,141 SGO	(342,973) USD	3,516	-0.77%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

SUMMARY OF INVESTMENTS

December 31, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Technology	8.5%
Utilities	4.0%
Health Care	3.2%
Communications	2.7%
Consumer Discretionary	2.5%
Financials	2.3%
Industrials	1.6%
Consumer Staples	1.5%
Energy	0.7%
Materials	0.4%
Real Estate	0.3%
Total Common Stocks	27.7%
U.S. Treasury Bills	55.3%
U.S. Treasury Notes	20.1%
Short-Term Investments	0.0%
Total Investments	103.1%
Liabilities in Excess of Other Assets	(3.1)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $63,485,489)	$63,847,514
Cash	431,332
Cash deposited with brokers for open futures contracts	58,357
Cash held as collateral for open swap contract	26,274
Receivables:
Variation margin on futures contracts	788,507
Dividends and interest	57,939
Other prepaid expenses	25,968
Total Assets	65,235,891

Liabilities:
Unrealized depreciation on total return swap contract	3,157,586
Payables:
Fund shares redeemed	29,093
Advisory fees	1,951
Shareholder servicing fees (Note 6)	6,179
Fund administration and accounting fees	27,951
Transfer agent fees and expenses	8,944
Custody fees	7,458
Auditing fees	20,382
Trustees’ deferred compensation (Note 3)	7,445
Legal fees	6,752
Chief Compliance Officer fees	3,164
Trustees’ Fees payable	1,070
Printing and Postage	628
Accrued other expenses	6,577
Total liabilities	3,285,180
Commitments and contingencies (Note 3)
Net Assets	$61,950,711

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$64,121,090
Total accumulated earnings (deficit)	(2,170,379)
Net Assets	$61,950,711

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$36,114,743
Shares of beneficial interest issued and outstanding	3,789,222
Redemption price per share	$9.53

Class K Shares:
Net assets applicable to shares outstanding	$25,835,968
Shares of beneficial interest issued and outstanding	2,709,454
Redemption price per share	$9.54

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2023 (Unaudited)

Investment Income:
Dividends (net of withholding tax of $33)	$137,903
Interest	1,028,587
Total investment income	1,166,490

Expenses:
Advisory fees	143,288
Shareholder servicing fees - Class I (Note 6)	14,358
Fund administration and accounting fees	67,113
Transfer agent fees and expenses	24,186
Custody fees	8,114
Registration fees	35,799
Auditing fees	17,903
Legal fees	11,370
Chief Compliance Officer fees	7,886
Shareholder reporting fees	5,423
Trustees’ fees and expenses	4,946
Insurance fees	1,564
Miscellaneous	3,738
Total expenses	345,688
Advisory fees waived	(143,288)
Other expenses absorbed	(1,771)
Net expenses	200,629
Net investment income (loss)	965,861

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(268,190)
Futures contracts	(290,308)
Net realized gain (loss)	(558,498)
Net change in unrealized appreciation/depreciation on:
Investments	1,353,873
Futures contracts	973,161
Swap contracts	(1,765,230)
Net change in unrealized appreciation/depreciation	561,804
Net realized and unrealized gain (loss)	3,306
Net Increase (Decrease) in Net Assets from Operations	$969,167

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$965,861	$1,157,986
Net realized gain (loss) on investments and futures contracts	(558,498)	3,535,712
Net change in unrealized appreciation/depreciation on investments, futures contracts and swap contracts	561,804	(1,658,692)
Net increase (decrease) in net assets resulting from operations	969,167	3,035,006

Distributions to Shareholders:
Distributions from distributable earnings:
Class I	(683,723)	(1,649,118)
Class K	(507,674)	(1,893,677)
Total distributions to shareholders	(1,191,397)	(3,542,795)

Capital Transactions:
Net proceeds from shares sold:
Class I	15,477,829	15,677,695
Class K	1,179,785	936,391
Reinvestment of distributions:
Class I	683,575	1,645,160
Class K	493,148	1,892,098
Cost of shares redeemed:
Class I	(3,803,652)	(8,606,379)
Class K	(1,263,592)	(13,262,280)
Net increase (decrease) in net assets from capital transactions	12,767,093	(1,717,315)

Total increase (decrease) in net assets	12,544,863	(2,225,104)

Net Assets:
Beginning of period	49,405,848	51,630,952
End of period	$61,950,711	$49,405,848

Capital Share Transactions:
Shares sold:
Class I	1,628,576	1,627,205
Class K	123,968	99,927
Shares reinvested:
Class I	71,354	188,019
Class K	51,477	216,240
Shares redeemed:
Class I	(403,729)	(899,805)
Class K	(133,517)	(1,382,745)
Net increase (decrease) in capital shares	1,338,129	(151,159)

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023	For the Period October 13, 2021* through June 30, 2022
Net asset value, beginning of period	$9.57	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.16	0.21	0.01
Net realized and unrealized gain (loss)	(0.15)	0.32	(0.13)
Total from investment operations	0.01	0.53	(0.12)

Less Distributions:
From net investment income	(0.05)	(0.68)	-
From net realized gain	-	-	(0.16)
Total distributions	(0.05)	(0.68)	(0.16)

Net asset value, end of period	$9.53	$9.57	$9.72

Total return[2]	1.50% [3]	6.13%	(1.23)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,115	$23,857	$15,328

Ratio of expenses to average net assets
Before fees waived and absorbed	1.25% [4]	1.41%	1.42%	[4]
After fees waived and absorbed	0.75% [4]	0.75%	0.75%	[4]
Ratio of net investment income (loss) to average net assets
Before fees waived and absorbed	2.82% [4]	1.60%	(0.58%)	[4]
After fees waived and absorbed	3.32% [4]	2.26%	0.09%	[4]

Portfolio turnover rate[5]	10% [3]	54%	61%	[3]

*	Beginning of reporting period (See Note 1).
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not Annualized.
[4]	Annualized.
[5]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class K

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023	For the Period October 13, 2021* through June 30, 2022
Net asset value, beginning of period	$9.58	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.16	0.22	0.01
Net realized and unrealized gain (loss)	(0.15)	0.33	(0.13)
Total from investment operations	0.01	0.55	(0.12)

Less Distributions:
From net investment income	(0.05)	(0.69)	-
From net realized gain	-	-	(0.16)
Total distributions	(0.05)	(0.69)	(0.16)

Net asset value, end of period	$9.54	$9.58	$9.72

Total return[2]	1.57% [3]	6.32%	(1.23)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,836	$25,548	$36,303

Ratio of expenses to average net assets
Before fees waived and absorbed	1.15% [4]	1.31%	1.32%	[4]
After fees waived and absorbed	0.65% [4]	0.65%	0.65%	[4]
Ratio of net investment income (loss) to average net assets
Before fees waived and absorbed	2.92% [4]	1.70%	(0.48%)	[4]
After fees waived and absorbed	3.42% [4]	2.36%	0.19%	[4]

Portfolio turnover rate[5]	10% [3]	54%	61%	[3]

*	Beginning of reporting period (See Note 1).
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not Annualized.
[4]	Annualized.
[5]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

Note 1 – Organization

Abraham Fortress Fund (the “Fund”) is organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is classified as a diversified Fund.

The Fund’s primary investment objective is to protect capital and achieve long-term capital appreciation. The Fund currently has two classes of shares, Class I and Class K. Class C shares have not yet commenced operations.

The Fund began reporting as a registered open-end management investment company on October 13, 2021 with a $45,916,151 transfer of shares of the Fund in exchange for the net assets of the Predecessor Fund, a Delaware statutory limited partnership. This exchange was nontaxable, whereby the Fund issued 1,133,973 Class I shares and 3,457,642 Class K shares for the net assets of the Predecessor Fund on October 13, 2021. Net assets with a fair market value of $45,916,151 (including net unrealized depreciation on securities and derivatives of $2,741,533) consisting of cash, interest receivable and securities and derivative instruments of the Predecessor Fund were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The inception date of the Predecessor Fund was July 26, 2018. From July 26, 2018 until October 12, 2021, the Predecessor Fund was regulated by CFTC and NFA as a Commodity Pool, and over that entire time period, Abraham Trading Company (the “Advisor”) was the registered Commodity Pool Operator of the Predecessor Fund. The Advisor has been continuously registered with the CFTC and NFA as a Commodity Trading Advisor and Commodity Pool Operator since 1990. Cohen & Company, Ltd. served as the auditor of the Predecessor Fund from July 31, 2018 through October 12, 2021. After the conversion of the Predecessor Fund to a 40 Act open ended mutual fund on October 13, 2021, Cohen & Company, Ltd. has continued to serve as the auditor of the Fund. The Predecessor Fund was required to have audited financial statements, including the reporting of investments, filed annually with both the CFTC and NFA. UMB Fund Services (“UMBFS”) was the administrator of the Predecessor Fund prior to its conversion to the Fund, and currently UMBFS is the co-administrator of the Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies.

(a) Consolidation of Subsidiary

The Fund may invest up to 25% of its total assets in its subsidiary, Abraham Fortress Fund Ltd. a wholly-owned and controlled subsidiary (the “Subsidiary”) formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Abraham Trading Company and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for derivative positions. The inception date of the Subsidiary was October 13, 2021. As of December 31, 2023, total assets of the Fund were $65,235,891, of which $10,923,962, or 16.75%, represented the Fund’s ownership of the shares of the Subsidiary.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operating during the reporting period. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date reported in the financial statements and the reported amounts of increases and decreases in net assets from operations during the period.

(a) Valuation of Investments

The Fund records investments at fair value. The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

Financial derivative instruments, such as forward currency contracts, futures contracts, options contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker- dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Forward currency contracts are generally categorized in Level 2. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

Options contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized as Level 1. In the absence of a closing price, options contracts will be valued at the last bid or the mean between the last available bid and ask price, and categorized in Level 2.

The Fund’s total return swap contract tracks the performance of various underlying investment managers trading programs through a Deutsche Bank AG, London Branch proprietary index. The fair value of the total return swap contract is valued on each index business day as set out in the index description utilizing market data as of 4:15 pm London time and trade data as of 5:00 pm London time.

Please refer to Note 8 for more information on valuation.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(d) Futures Contracts

The Fund may use interest rate, foreign currency, index, commodity, and other futures contracts. The Fund may use options on futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. The Fund may invest in futures contracts and options on futures contracts through the Subsidiary. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transactions and the Fund’s basis in the contract. Cash equal to the proceeds is settled in the broker account when the contracts are closed. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund. The Subsidiary may enter into agreements with certain parties which may lower margin deposits and mitigate some of the risks of being required to deliver, or receive, the physical commodity.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Exposure to the commodities markets (including financial futures markets) through investments in futures may subject the Fund to greater volatility than cash market investments in securities. Prices of commodities and related contracts may fluctuate significantly and unpredictably over short periods for a variety of reasons, including changes in interest rates, overall market movements, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day and the size of contract positions taken. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

(e) Swap Transactions

The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars”. A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels. The Partnership’s total return swap contract tracks the performance of various underlying investment managers trading programs through a Deutsche Bank AG, London Branch proprietary index. The fair value of the total return swap contract is valued on each index business day as set out in the index description utilizing market data as of 4:15 pm London time and trade data as of 5:00 pm London time.

The Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent obligations created thereby may be deemed to constitute senior securities, the Fund will maintain required collateral in a segregated account consisting of U.S. government securities or cash or cash equivalents.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index designed to replicate the aggregate returns of a trading strategy or basket of trading strategies). That is, one party agrees to pay another party the return on a security, basket of securities, or an index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

(f) Short Sales

The Fund may seek to hedge investments or realize additional gains through the use of short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees and certain transfer agent fees and expenses discussed below, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund may invest in real estate investments trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of principal and interest payments. Similar to regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

The Advisor paid all costs associated with the reorganization of the Predecessor Fund. Such costs are not subject to repayment by the Fund to the Advisor.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

In conjunction with the use of futures contracts and swap contracts, the Fund may be required to maintain collateral in various forms. At December 31, 2023, such collateral is denoted in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Also, in conjunction with the use of futures contracts and swap contracts, the Fund, when appropriate, may utilize a segregated margin deposit account with the counterparty. At December 31, 2023, these segregated margin deposit accounts are denoted in the Fund’s Consolidated Statement of Assets and Liabilities.

(h) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more- likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of the six months ended December 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.50% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 0.75% and 0.65% of the average daily net assets of the Fund’s Class I and Class K shares, respectively. This agreement is effective until October 31, 2033, and it may be terminated before that date by the Trust’s Board of Trustees on behalf of the Fund, upon sixty (60) days’ written notice to the Advisor. This agreement may also be terminated by the Advisor with respect to the Fund, effective at the end of its then current term, without payment of any penalty upon at least sixty (60) days’ written notice prior to expense limitation period of the Fund, subject to the consent of the Board of Trustees of the Trust, which consent will not be unreasonably withheld.

The Advisor is responsible for the Subsidiary’s day-to-day business pursuant to an advisory agreement with the Subsidiary. Under this agreement, the Advisor provides the Subsidiary with the same type of management services, under substantially the same terms, as are provided to the Fund. The Subsidiary advisory agreement provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund. The Advisor receives no compensation for the services it provides to the Subsidiary.

For the six months ended December 31, 2023, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $145,059 for the Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2023, the amount of these potentially recoverable expenses was $656,217. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Consolidated Statements of Assets and Liabilities. The Advisor may recapture all or a portion of the following amounts no later than June 30, of the years stated below:

2025	$212,462
2026	298,696
2027	145,059
Total	$656,217

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2023, are reported on the Consolidated Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2023, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

Employees of the Advisor, and other accounts under their control, constituted approximately 21% and 9% of the outstanding Class I Shares and Class K Shares, respectively of the Fund as of December 31, 2023.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Consolidated Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Consolidated Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2023, are reported on the Consolidated Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2023, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$63,485,489

Gross unrealized appreciation	$1,995,330
Gross unrealized depreciation	(1,633,305)

Net unrealized appreciation/(depreciation)	$362,025

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to mark to market differences on derivative contracts and organizational expenses.

As of June 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$498,651
Undistributed long-term capital gains	-
Tax accumulated earnings	498,651

Accumulated capital and other losses	(1,454,913)
Unrealized appreciation/(depreciation) on investments	(991,887)
Total accumulated earnings/(deficit)	$(1,948,149)

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

The tax character of distributions paid during the fiscal years ended June 30, 2023 and June 30, 2022 were as follows:

Distributions paid from:	2023	2022
Ordinary income	$3,542,795	$308,866
Net long-term capital gains	-	480,938
Total distributions paid	$3,542,795	$789,804

At June 30, 2023, the Fund had accumulated capital loss carry forwards as follows:

Not subject to expiration:
Short-term	$874,962
Long-term	565,570
$1,440,532

Note 5 – Investment Transactions

For the six months ended December 31, 2023, purchases and sales of investments, excluding short-term investments, futures contracts, and swap contracts, were $5,052,287 and $2,707,535, respectively. For the six months ended December 31, 2023, purchases and sales of U.S. Treasury Notes, were $5,041,323 and $5,677,325, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2023, shareholder servicing fees incurred by the Fund are disclosed on the Consolidated Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

FASB ASC 820, Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$17,140,088	$-	$-	$17,140,088
U.S. Treasury Bills	-	34,231,413	-	34,231,413
U.S. Treasury Notes	-	12,476,003	-	12,476,003
Short-Term Investments	10	-	-	10
Total Investments	17,140,098	46,707,416	-	63,847,514
Other Financial Instruments*
Futures Contracts	788,507	-	-	788,507
Total Assets	$17,928,605	$46,707,416	$-	$64,636,021

Liabilities
Other Financial Instruments*
Swap Contracts	$-	$3,157,586	$-	$3,157,586
Total Liabilities	$-	$3,157,586	$-	$3,157,586

[1]	For a detailed break-out of common stocks, please refer to Consolidated Schedule of Investments.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

*	Other financial instruments are derivative instruments such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities during the six months ended December 31, 2023.

Note 9 – Derivatives and Hedging Disclosures

FASB ASC Topic 815, Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts, purchased options contracts and swap contracts during the six months ended December 31, 2023.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments held by the Fund as of December 31, 2023 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statement of Asset and Liabilities Location	Value	Consolidated Statement of Asset and Liabilities Location	Value
Commodity Contracts	Unrealized appreciation on futures contracts	$263,093	Unrealized depreciation on futures contracts	$-
Index contracts	Unrealized appreciation on futures contracts	525,414	Unrealized depreciation on futures contracts	-
Mixed: Commodity, interest rate, equity and foreign exchange contracts	Unrealized appreciation on total return swap contract	-	Unrealized depreciation on total return swap contract	3,157,586
Total		$788,507		$3,157,586

The effects of the Fund’s derivative instruments on the Consolidated Statement of Operations for the six months ended December 31, 2023 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Futures Contracts	Total
Commodity contracts	$(827,788)	$(827,788)
Equity contracts	537,480	537,480
Total	$(290,308)	$(290,308)

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Futures Contracts	Swap contracts	Total
Commodity contracts	$551,052	$-	$551,052
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	(1,765,230)	(1,765,230)
Equity contracts	422,109	-	422,109
Total	$973,161	$(1,765,230)	$(792,069)

The quarterly average volumes of derivative instruments in the Fund for the six months ended December 31, 2023 are as follows:

Derivatives not designated as hedging instruments		Notional Value
Commodity contracts	Long futures contracts	$6,865,977
Index contracts	Long futures contracts	10,352,969
Mixed: Interest rate, equity and foreign exchange contracts	Swap contracts	33,791,080

Note 10 - Disclosures about Offsetting Assets and Liabilities

FASB ASC Topic 210-20, Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented for the Fund.

The Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a net basis. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statement of Assets and Liabilities and net amounts are presented below:

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

					Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description/Financial Instrument/Consolidated Statement of Assets and Liabilities Location	Counterparty	Gross Amounts of Recognized Assets & Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on total return swap contract- asset	Deutsche Bank	$(3,157,586)	$-	$(3,157,586)	$3,157,586	$-	$-
Unrealized appreciation on futures contracts- asset	RJO’Brien	$263,093	$(263,093)	$-	$-	$-	$-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Note 12- New Accounting Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N- CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Abraham Fortress Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on July 19, 2023, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Fund Advisory Agreement”) between the Trust and Abraham Trading Company (the “Advisor”) with respect to the Abraham Fortress Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. At the same meeting, the Board and the Independent Trustees reviewed and unanimously approved the renewal of the investment advisory agreement (the “Subsidiary Advisory Agreement”) between the Advisor and Abraham Fortress Fund Limited, a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), for an additional one-year term from when it otherwise would expire. The Fund Advisory Agreement and the Subsidiary Advisory Agreement are collectively referred to below as the “Advisory Agreements.” In approving the renewal of each Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund, the Subsidiary, and the shareholders of the Fund and the Subsidiary.

Background

In advance of the meeting, the Board received information about the Fund, the Subsidiary, and the Advisory Agreements from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund and the Subsidiary; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Fund’s blended index consisting of 70% MSCI All Country World Index and 30% Bloomberg U.S. Aggregate Bond Index (the “70/30 Blended Index”) and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Allocation – 50% to 70% Equity category (the “Fund Universe”) for the one- and three-year periods ended April 30, 2023; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the three-year period was below the 70/30 Blended Index return and the Peer Group and Fund Universe median returns by 1.92%, 2.53%, and 2.60%, respectively. The Fund’s total return for the one-year period was below the Fund Universe and Peer Group median returns and the 70/30 Blended Index return by 2.84%, 3.23%, and 3.51%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group over the one-year period was mainly attributable to asset allocation differences, particularly the Fund’s exposure to derivatives. The Trustees noted the Advisor’s explanation that the Fund’s underperformance for the three-year period was also attributable to asset allocation differences, particularly the Fund’s relatively low exposure to equities compared to the funds in the Peer Group. The Trustees also observed that while the Fund’s significant bond allocation detracted from returns, it contributed favorably with respect to the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, placing the Fund in the top quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one- and three-year periods.

Abraham Fortress Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the overall quality of services provided by the Advisor to the Fund and the Subsidiary. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund and the Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund and the Subsidiary. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund and the Subsidiary were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee and annual total expenses paid by the Fund, the meeting materials indicated that the Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Fund Universe medians. The Board considered that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Fund Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund and the Subsidiary.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended April 30, 2023, noting that the Advisor had agreed to maintain an expense limitation arrangement for the Fund through October 14, 2024. The Board observed that the Advisor had waived its entire advisory fee and subsidized certain of the operating expenses of the Fund, and that the Advisor did not realize any profit with respect to the Fund.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Advisory Agreement was in the best interests of the Fund, the Subsidiary, and the shareholders of the Fund and the Subsidiary and, accordingly, approved the renewal of each Advisory Agreement with respect to the Fund and the Subsidiary, as applicable.

Abraham Fortress Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on July 19 -19, 2023 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the Abraham Fortress Fund series of the Trust (the “Fund”) pursuant to the Liquidity Rule.

The Board has appointed Abraham Trading Company, the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from May 1, 2022 through April 30, 2023 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions);
●	An overview of market liquidity for the Fund during the Program Reporting Period;
●	The Fund’s ability to meet redemption requests;
●	The Fund’s cash management;
●	The Fund’s borrowing activity, if any, in order to meet redemption requests;
●	The Fund’s compliance with the 15% limit of illiquid investments; and
●	The Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily holds assets that are defined under the Liquidity Rule as “highly liquid investments,” and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Abraham Fortress Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; shareholder servicing fees (Class I shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/2023	12/31/2023	7/1/2023 - 12/31/2023
Class I	Actual Performance	$ 1,000.00	$ 1,015.00	$ 3.75
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.42	3.76
Class K	Actual Performance	1,000.00	1,015.70	3.29
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.87	3.30

*	Expenses are equal to the Fund’s annualized expense ratios of 0.75% and 0.65% for Class I and Class K, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Abraham Fortress Fund

A series of Investment Managers Series Trust II

Investment Advisor

Abraham Trading Company

124 Main Street, Suite 200

Canadian, Texas 79014

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Abraham Fortress Fund – Class I	FORTX	46141T 166
Abraham Fortress Fund – Class K	FORKX	46141T 158

Privacy Principles of the Abraham Fortress Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Abraham Fortress Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 323-8200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (844) 323-8200 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 323-8200.

Abraham Fortress Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (844) 323-8200

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	03/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	03/08/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	03/08/2024